GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales)(Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	100.00%	100.00%	100.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	31.00%	36.00%	44.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	14.00%	9.00%	5.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	13.00%	21.00%	14.00%
Others [Member]
Revenue, Major Customer [Line Items]
Sales by major customers (as percentage of total sales)	42.00%	34.00%	37.00%